7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk-free interest rate	1.14%	0.71%	0.87%
Expected life	2 years 8 months 5 days	3 years	2 years 11 months 23 days
Expected volatility	108.87%	116.49%	144.62%
Expected dividend yield	0.00%	0.00%	0.00%